Revenue (Details) - Schedule of Revenue from Contracts with Customers is Disaggregated by Revenue Streams - ZAR (R) R in Thousands		3 Months Ended
		May 31, 2024	May 31, 2023
Revenue from contracts with customers
Subscription revenue - Cartrack		R 959,603	R 834,232
Subscription revenue - Karooooo Logistics		4,165	2,165
Other revenue - Cartrack
Hardware sales		8,625	9,370
Installation revenue		7,578	7,157
Miscellaneous contract fees		3,169	2,670
Vehicle sales		2,099	81,563
Delivery service fees		96,586	59,630
Total revenue		1,081,825	996,787
Primary geographical markets
Primary geographical markets, Total revenue		1,081,825	996,787
Timing of revenue recognition
Timing of revenue recognition , Total revenue		1,081,825	996,787
Products and services transferred at a point in time [Member]
Timing of revenue recognition
Timing of revenue recognition		118,057	160,390
Services transferred over time [Member]
Timing of revenue recognition
Timing of revenue recognition		963,768	836,397
South Africa [Member]
Primary geographical markets
Primary geographical markets		801,110	752,043
Africa-Other [Member]
Primary geographical markets
Primary geographical markets		35,449	39,026
Europe [Member]
Primary geographical markets
Primary geographical markets		96,326	81,147
Asia-Pacific, Middle East and USA [Member]
Primary geographical markets
Primary geographical markets	[1]	R 148,940	R 124,571

[1]	Included in Asia-Pacific is revenue from Singapore amounted to ZAR 39.8 million (May 31, 2023: ZAR 39.0 million).